Liquidity (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 21, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss		$ 85.9	$ 72.3	$ 40.7
Cash flow from operating activities		34.6
Accumulated deficit		240.9	$ 155.0	58.8
Cash		$ 24.0			$ 0.2
Loan proceeds	$ 3.2
Business combination agreement, description		Until the Company is cash-flow positive, the Company will need to continue to raise funds through the issuance of private equity securities or additional borrowings. The Company raised $128.1 million through sales of Series D and D-1 Preferred Stock, where $9.5 million was received as of June 30, 2020 and $118.6 million was received as of June 30, 2021. In addition, the Company entered into a Business Combination Agreement with Tortoise Acquisition Corp. II. on February 7, 2021 (see Note 1 — Description of business).	Until the Company is cash-flow positive, the Company will need to continue to raise funds through the issuance of private equity securities or additional borrowings. The Company raised $128.1 million through sales of Series D and D-1 Preferred Stock, where $99.3 million was received during the year ended December 31, 2020 and $28.7 million was received subsequent to December 31, 2020. In addition, the Company entered into a Business Combination Agreement with Tortoise Acquisition Corp. II on February 7, 2021 (see Note 17 — Subsequent events). Management has considered conditions or events in the aggregate, including the impact of the COVID-19 pandemic and the closing of the Business Combination Agreement, that provides substantial doubt about the Company’s ability to continue as a going concern over the next 12 months following the issuance of the consolidated financial statements. No assurances can be provided that additional funding will be available at terms acceptable to the Company, if at all. If the Company is unable to raise additional capital, the Company may significantly curtail its operations, modify existing strategic plans and/or dispose of certain operations or assets.
Cash flows from operating activities			$ 54.6	$ 23.7